Schedule of Investments (unaudited)
June 30, 2025
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.4%
Communication Services — 6.0%
Diversified Telecommunication Services — 0.7%
IDT Corp., Class B Shares	826	$56,432
Iridium Communications Inc.	4,179	126,081
Total Diversified Telecommunication Services		182,513
Interactive Media & Services — 2.1%
Angi Inc.	4,893	74,667 *
EverQuote Inc., Class A Shares	1,911	46,208 *
MediaAlpha Inc., Class A Shares	4,956	54,268 *
Shutterstock Inc.	2,259	42,830
Taboola.com Ltd.	26,809	98,121 *
Yelp Inc.	2,862	98,081 *
Ziff Davis Inc.	2,777	84,060 *
Total Interactive Media & Services		498,235
Media — 3.0%
AMC Networks Inc., Class A Shares	13,575	85,115 *
Cable One Inc.	956	129,834
Entravision Communications Corp., Class A Shares	15,910	36,911
Gray Media Inc.	30,584	138,546
Ibotta Inc., Class A Shares	1,632	59,731 *
Scholastic Corp.	2,427	50,918
TEGNA Inc.	10,998	184,327
Thryv Holdings Inc.	2,987	36,322 *
Total Media		721,704
Wireless Telecommunication Services — 0.2%
Spok Holdings Inc.	2,813	49,734

Total Communication Services		1,452,186
Consumer Discretionary — 11.9%
Automobile Components — 0.6%
Phinia Inc.	2,121	94,363
Strattec Security Corp.	1,010	62,832 *
Total Automobile Components		157,195
Distributors — 0.2%
Weyco Group Inc.	1,526	50,602
Diversified Consumer Services — 2.1%
Coursera Inc.	6,027	52,796 *
European Wax Center Inc., Class A Shares	21,610	121,664 *
Frontdoor Inc.	1,974	116,348 *
Perdoceo Education Corp.	4,653	152,107
Strategic Education Inc.	803	68,359
Total Diversified Consumer Services		511,274
Hotels, Restaurants & Leisure — 1.2%
Everi Holdings Inc.	6,146	87,519 *
Monarch Casino & Resort Inc.	1,518	131,216
United Parks & Resorts Inc.	1,360	64,124 *
Total Hotels, Restaurants & Leisure		282,859
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Durables — 1.6%
Cricut Inc., Class A Shares	26,118	$176,819
Hamilton Beach Brands Holding Co., Class A Shares	3,741	66,926
Hooker Furnishings Corp.	4,707	49,800
Lifetime Brands Inc.	9,898	50,480
Universal Electronics Inc.	7,459	49,379 *
Total Household Durables		393,404
Leisure Products — 0.9%
JAKKS Pacific Inc.	3,335	69,301
Marine Products Corp.	7,966	67,791
MasterCraft Boat Holdings Inc.	3,814	70,864 *
Total Leisure Products		207,956
Specialty Retail — 4.1%
1-800-Flowers.com Inc., Class A Shares	8,683	42,721 *
Abercrombie & Fitch Co., Class A Shares	1,509	125,021 *
Academy Sports & Outdoors Inc.	2,893	129,635
Buckle Inc.	4,229	191,785
Lands’ End Inc.	3,867	41,416 *
Monro Inc.	3,354	50,008
ODP Corp.	6,714	121,725 *
Sally Beauty Holdings Inc.	12,200	112,972 *
Tile Shop Holdings Inc.	8,059	51,255 *
Torrid Holdings Inc.	16,014	47,241 *
Winmark Corp.	169	63,816
Total Specialty Retail		977,595
Textiles, Apparel & Luxury Goods — 1.2%
Carter’s Inc.	1,715	51,673
G-III Apparel Group Ltd.	4,182	93,677 *
Rocky Brands Inc.	3,400	75,446
Superior Group of Cos. Inc.	5,619	57,876
Total Textiles, Apparel & Luxury Goods		278,672

Total Consumer Discretionary		2,859,557
Consumer Staples — 3.1%
Beverages — 0.4%
National Beverage Corp.	2,019	87,302 *
Consumer Staples Distribution & Retail — 0.5%
Andersons Inc.	3,167	116,387
Food Products — 1.0%
Cal-Maine Foods Inc.	502	50,014
Fresh Del Monte Produce Inc.	5,821	188,717
Total Food Products		238,731
Household Products — 0.4%
Central Garden & Pet Co.	2,850	100,263 *
Personal Care Products — 0.8%
Lifevantage Corp.	3,706	48,474
Nature’s Sunshine Products Inc.	4,273	63,198 *
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2025 Quarterly Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Personal Care Products — continued
USANA Health Sciences Inc.	2,697	$82,339 *
Total Personal Care Products		194,011

Total Consumer Staples		736,694
Energy — 6.6%
Energy Equipment & Services — 2.1%
Aris Water Solutions Inc., Class A Shares	3,133	74,095
Cactus Inc., Class A Shares	2,504	109,475
Helix Energy Solutions Group Inc.	15,227	95,017 *
Mammoth Energy Services Inc.	2,123	5,944 *
Ranger Energy Services Inc., Class A Shares	6,556	78,279
RPC Inc.	10,414	49,258
Tidewater Inc.	1,938	89,400 *
Total Energy Equipment & Services		501,468
Oil, Gas & Consumable Fuels — 4.5%
Berry Corp.	45,096	124,916
Civitas Resources Inc.	5,502	151,415
Crescent Energy Co., Class A Shares	17,101	147,069
Excelerate Energy Inc., Class A Shares	2,662	78,050
International Seaways Inc.	1,031	37,611
Murphy Oil Corp.	6,286	141,435
Par Pacific Holdings Inc.	1,494	39,636 *
REX American Resources Corp.	2,030	98,881 *
SandRidge Energy Inc.	4,260	46,093
Talos Energy Inc.	14,529	123,206 *
World Kinect Corp.	3,560	100,926
Total Oil, Gas & Consumable Fuels		1,089,238

Total Energy		1,590,706
Financials — 21.1%
Banks — 9.5%
Axos Financial Inc.	2,418	183,865 *
Cathay General Bancorp	2,900	132,037
Civista Bancshares Inc.	5,420	125,744
Financial Institutions Inc.	3,349	86,002
First Financial Corp.	2,165	117,321
Hanmi Financial Corp.	2,723	67,204
Home Bancorp Inc.	1,032	53,437
International Bancshares Corp.	2,785	185,370
MainStreet Bancshares Inc.	3,607	68,172
Mercantile Bank Corp.	2,598	120,573
Metropolitan Bank Holding Corp.	543	38,010 *
Midland States Bancorp Inc.	4,345	75,255
NBT Bancorp Inc.	2,171	90,205
Northeast Bank	1,375	122,361
Northeast Community Bancorp Inc.	4,657	108,252
Old Second Bancorp Inc.	6,689	118,663
Parke Bancorp Inc.	4,578	93,254
Peoples Bancorp Inc.	1,197	36,556
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Plumas Bancorp	811	$36,057
Preferred Bank	1,489	128,866
S&T Bancorp Inc.	1,059	40,051
Unity Bancorp Inc.	2,695	126,881
WesBanco Inc.	1,477	46,718
Wintrust Financial Corp.	653	80,959
Total Banks		2,281,813
Capital Markets — 4.3%
Acadian Asset Management Inc.	3,080	108,539
Artisan Partners Asset Management Inc., Class A Shares	3,803	168,587
Cohen & Steers Inc.	582	43,854
Diamond Hill Investment Group Inc.	640	92,998
DigitalBridge Group Inc.	4,313	44,640
Donnelley Financial Solutions Inc.	1,427	87,975 *
Federated Hermes Inc.	4,057	179,806
Victory Capital Holdings Inc., Class A Shares	3,414	217,369
Webull Corp.	6,601	78,948 *
Total Capital Markets		1,022,716
Consumer Finance — 1.0%
Bread Financial Holdings Inc.	838	47,866
PROG Holdings Inc.	3,665	107,568
World Acceptance Corp.	590	97,421 *
Total Consumer Finance		252,855
Financial Services — 3.4%
Cass Information Systems Inc.	1,734	75,342
Euronet Worldwide Inc.	1,330	134,835 *
International Money Express Inc.	3,780	38,140 *
NCR Atleos Corp.	3,996	114,006 *
NMI Holdings Inc.	4,170	175,932 *
Payoneer Global Inc.	17,154	117,505 *
Radian Group Inc.	2,425	87,349
Western Union Co.	9,318	78,458
Total Financial Services		821,567
Insurance — 2.9%
American Coastal Insurance Corp.	6,651	73,959
Heritage Insurance Holdings Inc.	3,850	96,019 *
Mercury General Corp.	1,887	127,071
Oscar Health Inc., Class A Shares	8,883	190,451 *
Universal Insurance Holdings Inc.	2,242	62,171
White Mountains Insurance Group Ltd.	78	140,066
Total Insurance		689,737

Total Financials		5,068,688
Health Care — 18.3%
Biotechnology — 2.3%
ACADIA Pharmaceuticals Inc.	4,422	95,383 *
Anika Therapeutics Inc.	3,418	36,162 *
Catalyst Pharmaceuticals Inc.	4,692	101,816 *
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2025 Quarterly Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
Dynavax Technologies Corp.	7,771	$77,088 *
Monte Rosa Therapeutics Inc.	10,176	45,894 *
PTC Therapeutics Inc.	1,416	69,158 *
Puma Biotechnology Inc.	17,285	59,288 *
Veracyte Inc.	2,681	72,467 *
Total Biotechnology		557,256
Health Care Equipment & Supplies — 5.6%
Avanos Medical Inc.	5,116	62,620 *
CONMED Corp.	1,277	66,506
DENTSPLY SIRONA Inc.	10,703	169,964
Envista Holdings Corp.	6,836	133,575 *
Haemonetics Corp.	1,343	100,201 *
ICU Medical Inc.	357	47,178 *
Integer Holdings Corp.	978	120,265 *
Integra LifeSciences Holdings Corp.	3,027	37,141 *
iRadimed Corp.	1,431	85,560
Kewaunee Scientific Corp.	1,006	59,052 *
LeMaitre Vascular Inc.	1,196	99,328
OmniAb Inc., $12.50 EARNOUT	298	0 *(a)(b)(c)(d)
OmniAb Inc., $15.00 EARNOUT	298	0 *(a)(b)(c)(d)
Omnicell Inc.	3,120	91,728 *
STAAR Surgical Co.	2,845	47,739 *
Tactile Systems Technology Inc.	3,931	39,860 *
Utah Medical Products Inc.	934	53,163
Varex Imaging Corp.	8,769	76,027 *
Zynex Inc.	17,689	45,638 *
Total Health Care Equipment & Supplies		1,335,545
Health Care Providers & Services — 4.0%
Addus HomeCare Corp.	978	112,656 *
Astrana Health Inc.	3,843	95,614 *
Castle Biosciences Inc.	2,934	59,912 *
Concentra Group Holdings Parent Inc.	2,570	52,865
CorVel Corp.	609	62,593 *
Cross Country Healthcare Inc.	6,490	84,695 *
National Research Corp.	4,093	68,762
Owens & Minor Inc.	17,781	161,807 *
Pediatrix Medical Group Inc.	11,610	166,603 *
Premier Inc., Class A Shares	4,913	107,742
Total Health Care Providers & Services		973,249
Health Care Technology — 0.5%
HealthStream Inc.	2,804	77,587
Teladoc Health Inc.	5,515	48,035 *
Total Health Care Technology		125,622
Life Sciences Tools & Services — 0.5%
Maravai LifeSciences Holdings Inc., Class A Shares	37,856	91,233 *
Niagen Bioscience Inc.	2,532	36,486 *
Total Life Sciences Tools & Services		127,719
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — 5.4%
Amneal Pharmaceuticals Inc.	7,627	$61,702 *
Amphastar Pharmaceuticals Inc.	2,097	48,147 *
Biote Corp., Class A Shares	12,249	49,241 *
Collegium Pharmaceutical Inc.	2,425	71,707 *
Harmony Biosciences Holdings Inc.	3,114	98,402 *
Innoviva Inc.	7,098	142,599 *
Ligand Pharmaceuticals Inc.	1,073	121,979 *
Organon & Co.	18,663	180,658
Pacira BioSciences Inc.	5,322	127,196 *
Phibro Animal Health Corp., Class A Shares	2,590	66,149
Prestige Consumer Healthcare Inc.	1,629	130,076 *
SIGA Technologies Inc.	14,576	95,035
Supernus Pharmaceuticals Inc.	3,059	96,420 *
Total Pharmaceuticals		1,289,311

Total Health Care		4,408,702
Industrials — 15.3%
Aerospace & Defense — 0.7%
National Presto Industries Inc.	990	96,980
Park Aerospace Corp.	4,591	67,809
Total Aerospace & Defense		164,789
Air Freight & Logistics — 0.7%
Hub Group Inc., Class A Shares	3,043	101,727
Radiant Logistics Inc.	9,844	59,852 *
Total Air Freight & Logistics		161,579
Building Products — 2.2%
Gibraltar Industries Inc.	1,381	81,479 *
Insteel Industries Inc.	1,918	71,369
Janus International Group Inc.	10,159	82,694 *
JELD-WEN Holding Inc.	13,297	52,124 *
Masterbrand Inc.	16,794	183,558 *
Quanex Building Products Corp.	2,875	54,338
Total Building Products		525,562
Commercial Services & Supplies — 2.2%
ACCO Brands Corp.	30,845	110,425
Civeo Corp.	3,370	77,814
Ennis Inc.	4,800	87,072
Liquidity Services Inc.	1,963	46,307 *
Steelcase Inc., Class A Shares	10,196	106,344
Vestis Corp.	8,381	48,023
Virco Mfg. Corp.	6,068	48,423
Total Commercial Services & Supplies		524,408
Construction & Engineering — 1.9%
Argan Inc.	510	112,445
NWPX Infrastructure Inc.	1,825	74,843 *
Primoris Services Corp.	1,856	144,657
Tutor Perini Corp.	2,594	121,347 *
Total Construction & Engineering		453,292
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2025 Quarterly Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — 1.7%
Atkore Inc.	1,082	$76,335
Powell Industries Inc.	575	121,009
Preformed Line Products Co.	641	102,438
Sensata Technologies Holding PLC	3,728	112,250
Total Electrical Equipment		412,032
Machinery — 2.1%
Blue Bird Corp.	1,182	51,015 *
FreightCar America Inc.	5,390	46,462 *
Omega Flex Inc.	1,398	45,267
Symbotic Inc.	2,660	103,341 *
Terex Corp.	2,498	116,632
Titan International Inc.	4,181	42,939 *
Wabash National Corp.	4,032	42,860
Worthington Enterprises Inc.	1,017	64,722
Total Machinery		513,238
Passenger Airlines — 0.9%
SkyWest Inc.	1,624	167,223 *
Sun Country Airlines Holdings Inc.	4,026	47,306 *
Total Passenger Airlines		214,529
Professional Services — 1.8%
Forrester Research Inc.	5,156	51,044 *
Heidrick & Struggles International Inc.	1,627	74,452
Kforce Inc.	1,473	60,584
Korn Ferry	2,178	159,713
Resources Connection Inc.	7,153	38,412
TriNet Group Inc.	880	64,363
Total Professional Services		448,568
Trading Companies & Distributors — 1.1%
Global Industrial Co.	2,402	64,878
Hudson Technologies Inc.	8,660	70,319 *
Karat Packaging Inc.	2,540	71,527
Rush Enterprises Inc., Class A Shares	1,010	52,025
Total Trading Companies & Distributors		258,749

Total Industrials		3,676,746
Information Technology — 11.5%
Communications Equipment — 1.1%
Harmonic Inc.	4,584	43,410 *
Lantronix Inc.	16,415	47,111 *
NETGEAR Inc.	3,129	90,960 *
NetScout Systems Inc.	3,412	84,652 *
Total Communications Equipment		266,133
Electronic Equipment, Instruments & Components — 4.7%
Bel Fuse Inc., Class B Shares	1,479	144,484
Benchmark Electronics Inc.	2,257	87,639
CTS Corp.	2,077	88,501
Daktronics Inc.	4,847	73,287 *
ePlus Inc.	1,301	93,802 *
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electronic Equipment, Instruments & Components — continued
IPG Photonics Corp.	1,419	$97,414 *
M-Tron Industries Inc.	899	37,758 *
PC Connection Inc.	1,825	120,048
Plexus Corp.	461	62,378 *
Sanmina Corp.	825	80,710 *
ScanSource Inc.	2,300	96,163 *
Vishay Intertechnology Inc.	6,228	98,901
Vishay Precision Group Inc.	2,058	57,830 *
Total Electronic Equipment, Instruments & Components		1,138,915
IT Services — 1.8%
ASGN Inc.	2,227	111,194 *
DXC Technology Co.	9,122	139,475 *
Hackett Group Inc.	3,150	80,073
Unisys Corp.	21,383	96,865 *
Total IT Services		427,607
Semiconductors & Semiconductor Equipment — 1.3%
Cohu Inc.	3,145	60,510 *
inTEST Corp.	6,109	44,473 *
NVE Corp.	870	64,041
Penguin Solutions Inc.	4,297	85,124 *
Photronics Inc.	3,529	66,451 *
Total Semiconductors & Semiconductor Equipment		320,599
Software — 2.6%
A10 Networks Inc.	5,506	106,541
Adeia Inc.	11,386	160,998
Expensify Inc., Class A Shares	19,751	51,155 *
Mitek Systems Inc.	3,825	37,867 *
Progress Software Corp.	1,340	85,546
Teradata Corp.	3,116	69,518 *
Verint Systems Inc.	2,898	57,004 *
Viant Technology Inc., Class A Shares	3,658	48,395 *
Total Software		617,024

Total Information Technology		2,770,278
Materials — 3.7%
Chemicals — 1.4%
Core Molding Technologies Inc.	3,214	53,320 *
Ecovyst Inc.	10,819	89,040 *
Innospec Inc.	997	83,838
LSB Industries Inc.	5,046	39,359 *
Rayonier Advanced Materials Inc.	16,499	63,521 *
Total Chemicals		329,078
Construction Materials — 0.4%
United States Lime & Minerals Inc.	892	89,022
Metals & Mining — 1.4%
Metallus Inc.	3,760	57,942 *
Olympic Steel Inc.	1,594	51,948
Ryerson Holding Corp.	2,081	44,887
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2025 Quarterly Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Metals & Mining — continued
	SunCoke Energy Inc.	11,154	$95,813
	Worthington Steel Inc.	3,181	94,889
Total Metals & Mining			345,479
Paper & Forest Products — 0.5%
	Sylvamo Corp.	2,295	114,980

Total Materials			878,559
Real Estate — 0.6%
Real Estate Management & Development — 0.6%
	Forestar Group Inc.	2,958	59,160 *
	RMR Group Inc., Class A Shares	4,967	81,210

Total Real Estate			140,370
Utilities — 1.3%
Electric Utilities — 1.3%
	ALLETE Inc.	2,693	172,541
	Genie Energy Ltd., Class B Shares	5,157	138,620

Total Utilities			311,161
Total Investments before Short-Term Investments (Cost — $24,374,958)			23,893,647
	Rate
Short-Term Investments — 0.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class (Cost — $137,068)	4.203%	137,068	137,068 (e)
Total Investments — 100.0% (Cost — $24,512,026)			24,030,715
Liabilities in Excess of Other Assets — (0.0)%††			(2,559)
Total Net Assets — 100.0%			$24,028,156

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Restricted security (Note 2).
(e)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Royce Quant Small-Cap Quality Value ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks to achieve long-term growth of capital.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from

Royce Quant Small-Cap Quality Value ETF 2025 Quarterly Report

market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$4,408,702	—	$0 *	$4,408,702
Other Common Stocks	19,484,945	—	—	19,484,945
Total Long-Term Investments	23,893,647	—	0 *	23,893,647
Short-Term Investments†	137,068	—	—	137,068
Total Investments	$24,030,715	—	$0 *	$24,030,715

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
2. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 6/30/2025	Value Per Share	Percent of Net Assets
OmniAb Inc., $12.50 EARNOUT, Common Shares	298	11/22	$0 (a)	$0 (a)	$0.00 (b)	0.00%(c)
OmniAb Inc., $15.00 EARNOUT, Common Shares	298	11/22	0 (a)	0 (a)	0.00 (b)	0.00 (c)
			$0 (a)	$0 (a)		0.00% (c)

(a)	Amount represents less than $1.
(b)	Amount represents less than $0.005 per share.
(c)	Amount represents less than 0.005%.

Royce Quant Small-Cap Quality Value ETF 2025 Quarterly Report